SHAREHOLDERS' EQUITY - Additional Information (Detail)	1 Months Ended
	Feb. 17, 2021	Feb. 17, 2021 Ratio	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Common stock, no par value			$ 0	$ 0
Reverse stock split ratio	1.138974	1.138974